Financial Risks - Summary of Breakdown of RMBS Available-for-Sale (AFS) Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Total fair value	€ 139,834	€ 139,711
Available for sale - residential mortgage-backed securities by quality [member]
Disclosure of financial assets [line items]
Total fair value	2,102	2,985
Available for sale - residential mortgage-backed securities by quality [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total fair value	599	1,298
Available for sale - residential mortgage-backed securities by quality [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total fair value	124	136
Available for sale - residential mortgage-backed securities by quality [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total fair value	397	437
Available for sale - residential mortgage-backed securities by quality [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total fair value	533	584
Available for sale - residential mortgage-backed securities by quality [member] | Other housing [member]
Disclosure of financial assets [line items]
Total fair value	450	530
Available for sale - residential mortgage-backed securities by quality [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total fair value	113	166
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member]
Disclosure of financial assets [line items]
Total amortized cost	450	1,025
Available for sale - residential mortgage-backed securities by quality [member] | AAA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	450	1,025
Available for sale - residential mortgage-backed securities by quality [member] | AA [member]
Disclosure of financial assets [line items]
Total amortized cost	238	312
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	149	270
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	16
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	59	33
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	1
Available for sale - residential mortgage-backed securities by quality [member] | AA [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	13	9
Available for sale - residential mortgage-backed securities by quality [member] | A [member]
Disclosure of financial assets [line items]
Total amortized cost	22	37
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	1
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	17	20
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	4	17
Available for sale - residential mortgage-backed securities by quality [member] | A [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	20	24
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member]
Disclosure of financial assets [line items]
Total amortized cost	36	43
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	5	5
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	5	8
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	11
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	16	30
Available for sale - residential mortgage-backed securities by quality [member] | BBB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	5	5
Available for sale - residential mortgage-backed securities by quality [member] | BB [member]
Disclosure of financial assets [line items]
Total amortized cost	1,089	1,300
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	98	124
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	221	277
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	438	502
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	333	397
Available for sale - residential mortgage-backed securities by quality [member] | BB [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	99	146
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member]
Disclosure of financial assets [line items]
Total amortized cost	1,836	2,717
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | GSE guaranteed [member]
Disclosure of financial assets [line items]
Total amortized cost	599	1,295
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Prime jumbo [member]
Disclosure of financial assets [line items]
Total amortized cost	120	130
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Alt-A [member]
Disclosure of financial assets [line items]
Total amortized cost	301	337
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Negative amortization floaters [member]
Disclosure of financial assets [line items]
Total amortized cost	450	502
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Other housing [member]
Disclosure of financial assets [line items]
Total amortized cost	366	453
Available for sale - residential mortgage-backed securities by quality [member] | Cost [member] | Insured residential mortgage backed securities [member]
Disclosure of financial assets [line items]
Total amortized cost	€ 124	€ 175